FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

Fair value measurement
at December 31, 2023
Quoted prices
in active
	Fair	markets for	Significant other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Description
Assets
Derivative assets	1,392	—	1,392	—

Total Assets	1,392	—	1,392	—